Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				8 Months Ended	12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Sep. 14, 2021	Dec. 31, 2021		Dec. 31, 2020
Revenues and Other Income
Energy revenue	$ 71,235		$ 3,059		$ 124,151		$ 3,059			$ 67,871
Other revenue	3,215		2,068		4,428		3,722			5,817		6,523
Amortization of intangibles and below-market contracts	2,769				5,537					3,438
Total Revenues and Other Income	77,219		5,127		134,116		6,781			77,126		6,523
Equity Investment Income, Net	2,693				4,122					5,653
Cost of Sales
Cost of energy	46,699		3,148		75,278		3,148			41,626
Cost of other revenues	2,317		1,199		3,940		2,360			4,862		4,752
Depreciation, amortization and accretion	13,730		886		26,219		935			16,025		137
Total Cost of Sales	62,746		5,233		105,437		6,443			62,513		4,889
General and administrative expenses	18,883		7,884		45,236		11,042			43,827		4,371
Operating Income (Loss)	(1,717)		(7,990)		(12,435)		(10,704)			(23,561)		(2,737)
Other Income (Expense)
Interest expense, net	(3,712)		(13)		(6,366)		(19)			(4,797)		(20)
Gain (loss) on derivative contracts	38,095				18,180					(3,727)
Other income (expense)	87		73		202		294			1,164		521
Total Other Income (Expense)	34,470		60		12,016		275			(7,360)		501
Income (Loss) Before Income Taxes	32,753		(7,930)		(419)		(10,429)			(30,921)		(2,236)
Income tax expense	129				129
Net Income (Loss)	32,624		(7,930)		(548)		(10,429)			(30,921)		(2,236)
Net income (loss) attributable to nonredeemable noncontrolling interests			(168)				(254)			(712)		236
Net income (loss) attributable to Legacy Archaea			(7,762)				(10,175)			(18,744)		(2,472)
Net income (loss) attributable to redeemable noncontrolling interests	10,674				(4,071)					(6,312)
Net Income (Loss) Attributable to Class A Common Stock	$ 21,950				$ 3,523					$ (5,153)
Net income (loss) – basic (in Dollars per share)	$ 0.27	[1]		[1]	$ 0.05	[1]		[1]		$ (0.09)	[2]		[2]
Net income (loss) – diluted (in Dollars per share)	$ (0.18)	[1]		[1]	$ (0.12)	[1]		[1]		$ (0.09)	[2]		[2]
Basic (in Shares)	80,522,737	[1]		[1]	73,488,555	[1]		[1]		56,465,786	[2]		[2]
Diluted (in Shares)	83,445,455	[1]		[1]	76,203,753	[1]		[1]		56,465,786	[2]		[2]
Aria Energy LLC
Revenues and Other Income
Energy revenue			$ 42,017				$ 84,484		$ 120,250			$ 132,580
Construction revenue							24		32			9,983
Amortization of intangibles and below-market contracts			(954)				(1,908)		(2,693)			(3,682)
Total Revenues and Other Income			41,063				82,600		117,589			138,881
Equity Investment Income, Net			7,469				13,325		19,777			9,298
Cost of Sales
Cost of energy			20,016				41,116		56,291			72,519
Cost of other revenues							23		30			9,507
Depreciation, amortization and accretion			5,621				11,314		15,948			30,564
Total Cost of Sales			25,637				52,453		72,269			112,590
Gain on disposal of assets			(1,347)				(1,347)		(1,347)
Impairment of assets			(542)									25,293
General and administrative expenses			5,957				13,063		33,737			20,782
Operating Income (Loss)			18,827				31,756		32,707			(10,486)
Other Income (Expense)
Interest expense, net			(4,355)				(8,676)		(10,729)			(19,305)
Gain (loss) on derivative contracts			446				556		1,129			(135)
Gain on extinguishment of debt			61,411				61,411		61,411
Other income (expense)			2				2		2			3
Total Other Income (Expense)			57,504				53,293		51,813			(19,437)
Net Income (Loss)							85,049		84,520			(29,923)
Weighted average shares of Class A Common Stock outstanding:
Net Income (Loss)			76,331				85,049		84,520			(29,923)
Net income attributable to noncontrolling interest			281				289		289			78
Net Income (Loss) Attributable to Controlling Interest			$ 76,050				$ 84,760		$ 84,231			$ (30,001)

[1]	Class A Common Stock is outstanding beginning September 15, 2021 due to the reverse recapitalization transaction as described in “Note 4 - Business Combinations and Reverse Recapitalization.”
[2]	Class A Common Stock is outstanding beginning September 15, 2021 due to the reverse recapitalization transaction as described in Note 4.